Income Taxes	3 Months Ended
Sep. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 11 -    PROVISION FOR INCOME TAXES

Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities.  Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return.

Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases.  At September 30, 2011, deferred tax assets consist of the following:

Net operating losses                                                                               $ 6,203,134

Valuation allowance                                                                               (6,203,134)

                                                                                                                 $            -

At September 30, 2011, the Company had a net operating loss carry-forward in the amount of $18,244,511 available to offset future taxable income through 2031.  The Company established valuation allowances equal to the full amount of the deferred tax assets due to the uncertainty of the utilization of the operating losses in future periods.  A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and federal statutory rate for the periods ended September 30, 2011 and 2010 is summarized as follows:

                                                                                                                      September 30, 2011       September 30, 2010

Federal statutory rate                                                                               (34.0%)                                   (34.0%)

State income taxes, net of federal benefits                                              3.3                                           3.3

Valuation allowance                                                                                  30.7                                         30.7

                                                                                                                            0%                                          0%